UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI CASH RESERVES

FORM N-Q
May 31, 2006

Notes to Schedule of Investments (unaudited)

Investments in Liquid Reserves Portfolio, at value $1,510,284,598.

1. Organization and Significant Accounting Policies

Citi Cash Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a management investment company. The value of such investment reflects the Fund’s proportionate interest (5.4% at May 31, 2006) in the net assets of the Portfolio.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1a of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

Asset - Backed Security — 1.8%
$ 500,000,000	Restructured Asset Certificates with Enhanced Returns (RACERS) Trust,
	Series 2004-6-MM, 5.101% due 6/22/06 (a)(b)	$500,000,000

Certificates of Deposit (Domestic) — 0.9%
	Wells Fargo Bank NA:
125,000,000	4.010% due 7/24/06	124,977,891
116,000,000	4.860% due 1/31/07	116,000,000

	Total Certificates of Deposit (Domestic)	240,977,891

Certificates of Deposit (Yankee) — 19.1%
500,000,000	Barclays Bank PLC NY, 4.900% due 7/17/06	500,000,000
	BNP Paribas NY Branch:
244,000,000	4.975% due 9/20/06	244,000,000
257,000,000	5.000% due 9/27/06	257,000,000
80,000,000	4.700% due 9/29/06	80,000,000
	Calyon NY:
275,000,000	4.845% due 8/9/06	275,000,000
100,000,000	5.000% due 9/27/06	100,000,000
200,000,000	4.750% due 10/26/06	200,000,000
250,000,000	4.640% due 11/1/06	250,000,000
248,500,000	Credit Suisse First Boston NY, 4.355% due 9/28/06	248,500,000
	Credit Suisse New York:
306,900,000	4.700% due 11/3/06	306,900,000
100,000,000	5.080% due 2/22/07	100,000,000
	Depfa Bank PLC NY:
150,000,000	4.220% due 8/11/06	150,000,000
200,000,000	4.740% due 11/20/06	200,000,000
	Deutsche Bank NY:
350,000,000	4.625% due 7/6/06	350,000,000
262,000,000	4.250% due 8/9/06	262,000,000
175,000,000	4.235% due 8/10/06	175,000,000
200,000,000	4.225% due 8/11/06	200,000,000
243,000,000	4.230% due 8/11/06	243,000,000
85,000,000	4.970% due 9/18/06	85,000,000
115,000,000	4.360% due 9/29/06	115,000,000
175,000,000	4.730% due 11/6/06	175,000,000
75,000,000	Dexia Credit Local NY, 4.525% due 11/17/06	74,928,698
	Royal Bank of Scotland NY:
151,000,000	4.620% due 7/6/06	151,000,000
100,000,000	4.030% due 7/24/06	99,985,203
100,000,000	4.640% due 11/1/06	100,000,000
95,000,000	Societe Generale NY, 4.540% due 11/17/06	94,916,044
197,000,000	Svenska Handelsbanken NY, 4.645% due 11/1/06	197,003,999
120,000,000	Toronto Dominion Bank NY, 5.170% due 10/18/06	120,002,508

	Total Certificates of Deposit (Yankee)	5,354,236,452

Commercial Paper — 32.4%
	Amstel Funding Corp.:
110,000,000	5.209% due 10/27/06 (a)(c)	107,702,711
234,445,000	5.220% due 11/3/06 (a)(c)	229,307,073
149,349,000	5.221% due 11/10/06 (a)(c)	145,928,161
120,346,000	Atlantis One Funding Corp., 5.171% due 10/16/06 (c)	118,037,764
129,869,000	Atomium Funding Corp., 4.652% due 6/28/06 (c)	129,425,822

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper — 32.4% (continued)
	Bank of America Corp.:
$ 250,000,000	4.590% due 6/12/06 (c)	$249,657,243
300,000,000	5.220% due 11/15/06	300,000,000
	Beethoven Funding Corp.:
124,517,000	5.069% due 6/5/06 (c)	124,447,132
100,411,000	5.071% due 6/7/06 (c)	100,326,487
	Chesham Finance LLC:
50,000,000	5.050% due 6/1/06 (b)	49,993,074
400,000,000	5.030% due 6/26/06 (b)	399,981,141
245,000,000	5.182% due 10/16/06 (c)	240,291,576
200,000,000	5.162% due 10/19/06 (c)	196,087,778
250,000,000	5.050% due 11/20/06	249,965,369
	Cheyne Finance LLC:
100,000,000	5.051% due 6/15/06 (b)	99,988,546
150,000,000	5.051% due 6/26/06 (a)(b)	149,982,000
100,000,000	Medium-Term Note, 5.080% due 6/5/07 (a)	99,985,000
103,264,000	Cimarron CDO Ltd., 5.076% due 6/29/06 (c)	102,859,205
153,215,000	Concord Minuteman Capital Co., 5.017% due 9/18/06 (c)	150,946,524
	Cullinan Finance Corp.:
110,000,000	5.002% due 7/6/06 (a)(c)	109,471,694
150,000,000	5.002% due 7/7/06 (a)(c)	149,259,000
81,638,000	Cullinan Financial Corp., 4.617% due 6/20/06 (a)(c)	81,443,248
	Curzon Funding LLC:
100,000,000	4.605% due 6/14/06 (c)	99,837,500
100,000,000	4.855% due 8/8/06 (c)	99,104,667
90,000,000	Davis Square Funding IV Corp., 5.001% due 6/19/06 (c)	89,776,800
238,000,000	Dresdner Bank NY, 5.040% due 6/9/06	238,000,000
	Ebury Finance LLC:
150,000,000	5.215% due 10/27/06 (c)	146,867,333
250,000,000	5.249% due 11/13/06 (c)	244,144,792
250,000,000	5.236% due 11/16/06 (c)	244,050,000
226,000,000	5.182% due 10/17/06 (c)	221,625,017
348,700,000	5.183% due 10/20/06 (c)	341,803,005
200,000,000	General Electric Capital Corp., 5.212% due 11/1/06 (c)	195,682,000
	Grampian Funding LLC:
100,000,000	5.207% due 10/17/06 (a)(c)	98,048,833
250,000,000	5.165% due 10/25/06 (a)(c)	244,895,070
322,000,000	Grampian Funding Ltd., 4.624% due 7/3/06 (c)	320,706,276
1,200,000,000	Morgan Stanley Dean Witter Co., 5.120% due 6/1/06 (b)	1,200,000,000
209,971,000	Morrigan Funding LLC, 5.151% due 6/1/06 (c)	209,971,000
	New Center Asset Trust:
350,000,000	4.962% due 6/26/06 (c)	348,806,597
250,000,000	4.983% due 8/15/06 (c)	247,458,333
100,000,000	Ormond Quay Funding LLC, 5.061% due 6/8/06 (c)	99,902,000
116,394,000	Perry Global Funding Ltd., 5.223% due 11/1/06 (c)	113,876,107
350,000,000	Sanpaolo IMI U.S. Financial Co., 5.090% due 6/1/06	350,000,000
100,000,000	Societe Generale North America, 5.227% due 11/13/06 (c)	97,667,083
	Westpac Banking Corp.:
100,000,000	4.605% due 6/15/06 (c)	99,825,000
119,000,000	5.158% due 10/13/06 (c)	116,771,989

	Total Commercial Paper	9,053,905,950

Liquidity Notes (c) — 14.1%
150,000,000	Albis Capital Corp., 5.117% due 7/5/06	149,281,750
	Fenway Funding LLC:
150,000,000	5.062% due 6/5/06	149,916,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

Liquidity Notes (c) — 14.1% (continued)
$ 100,000,000	5.064% due 6/8/06	$99,902,000
100,782,000	5.092% due 6/19/06	100,526,518
118,739,000	5.100% due 6/30/06	118,254,050
200,000,000	5.001%-5.002% due 6/19/06	199,504,000
429,000,000	KKR Atlantic Funding Trust, 5.101% due 6/22/06	427,728,730
	KKR Pacific Funding Trust:
147,520,000	5.071% due 6/6/06	147,416,531
125,481,000	5.081% due 6/6/06	125,392,815
109,875,000	5.081% due 6/15/06	109,658,790
490,850,000	5.093% due 6/26/06	489,121,799
	Main Street Warehouse Funding:
103,075,000	5.067% due 6/5/06	103,017,221
60,000,000	5.072% due 6/5/06	59,966,333
	Mica Funding LLC:
139,075,000	5.072% due 6/5/06	138,996,964
239,000,000	5.092% due 6/19/06	238,394,135
296,454,000	Monument Gardens Funding Corp., 4.650% due 6/23/06	295,629,693
	Park Sienna LLC:
112,000,000	5.081% due 6/7/06	111,905,546
168,724,000	5.071% due 6/8/06	168,558,322
135,000,000	Strand Capital LLC, 4.963% due 6/28/06	134,502,863
170,220,000	Stratford Receivables Co., LLC, 5.079% due 6/29/06	169,552,738
	Thornburg Manage Capital Resouce LLC:
298,000,000	5.081% due 6/8/06	297,706,801
100,000,000	5.071% due 6/15/06	99,803,611

	Total Liquidity Notes	3,934,737,210

Master Notes — 2.2%
100,000,000	Merrill Lynch, 5.192% due 6/1/06	100,000,000
500,000,000	Morgan Stanley Master Note, 5.262% due 6/1/06	500,000,000

	Total Master Notes	600,000,000

Medium Term Notes (a) — 10.0%
	Cheyne Finance LLC:
50,000,000	5.070% due 6/1/06 (b)	49,991,768
100,000,000	5.051% due 6/15/06 (b)	99,986,274
150,000,000	5.051% due 6/26/06 (b)	149,985,659
150,000,000	5.063% due 6/30/06 (b)	149,978,288
100,000,000	5.060% due 7/25/06 (b)	99,985,897
	Series Medium-Term Note:
100,000,000	5.029% due 6/5/06 (b)	99,984,630
150,000,000	5.051% due 6/15/06 (b)	149,975,712
145,000,000	4.790% due 1/12/07	144,991,062
92,575,000	Cullinan Finance Corp., Medium-Term Note, 5.051% due 6/15/06 (b)	92,571,202
120,000,000	Premier Asset Collateralized LLC, 5.041% due 6/26/06 (b)	119,994,674
250,000,000	Sigma Finance Inc., Series Medium-Term Note, 4.785% due 1/16/07	249,984,443
42,500,000	Stanfield Victoria Finance LLC, 5.041% due 6/26/06 (b)	42,497,921
	Stanfield Victoria Funding LLC:
200,000,000	5.036% due 6/15/06 (b)	199,990,684
100,000,000	4.885% due 6/20/06 (b)	99,991,163
50,000,000	5.041% due 6/20/06 (b)	49,994,262
100,000,000	5.031% due 6/26/06 (b)	99,997,995
100,000,000	5.041% due 6/26/06 (b)	99,992,141
200,000,000	5.041% due 6/26/06 (b)	199,979,728

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

Medium Term Notes (a) — 10.0% (continued)
$ 250,000,000	Medium-Term Note, 5.060% due 6/1/06 (b)	$249,939,710
250,000,000	Steers Delaware Business Trust, Senior Secured Notes, Series 2006-2, 5.101%
	due 6/27/06 (b)	250,000,000
102,784,000	Strategic Money Market Trust, 2006-M, Secured Notes, 5.149% due 8/2/06 (b)	102,784,000

	Total Medium Term Notes	2,802,597,213

Promissory Note — 3.9%
1,100,000,000	Goldman Sachs Group Inc., 5.200% due 6/1/06 (b)	1,100,000,000

Time Deposits — 5.4%
	Societe Generale NY:
115,489,000	5.090% due 6/1/06	115,489,000
750,000,000	5.094% due 6/1/06	750,000,000
653,986,000	Wells Fargo Bank Grand Cayman, 5.060% due 6/1/06	653,986,000

	Total Time Deposits	1,519,475,000

U.S. Government & Agency Obligations — 10.3%
U.S. Government Agencies(c) — 10.1%
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
115,500,000	4.069% due 7/31/06	114,743,475
180,768,000	3.937% due 8/4/06	179,546,812
110,500,000	4.120% due 8/4/06	109,721,884
125,000,000	4.605% due 9/18/06	123,319,583
87,500,000	4.356% due 9/27/06	86,302,587
200,000,000	4.345% due 9/29/06	197,223,333
100,000,000	4.576% due 11/1/06	98,136,375
150,000,000	4.623% due 11/1/06	147,182,250
100,000,000	4.644% due 11/1/06	98,113,000
98,614,000	4.629% due 11/14/06	96,599,590
100,000,000	4.640% due 11/14/06	97,954,972
111,314,000	4.675% due 11/14/06	109,014,500
120,000,000	4.669% due 12/1/06	117,279,400
100,073,000	4.655% due 1/9/07	97,326,830
100,000,000	4.980% due 2/16/07	96,573,056
261,878,000	4.609%-4.610% due 9/27/06	258,079,678
250,000,000	4.708%-4.711% due 12/1/06	244,281,250
73,875,000	Series RB, 5.196% due 11/21/06	72,076,872
	Federal National Mortgage Association (FNMA), Discount Notes:
125,000,000	3.939% due 9/1/06	123,789,305
56,810,000	4.350% due 9/29/06	56,020,341
200,000,000	4.684% due 12/1/06	195,450,417
100,000,000	4.692% due 12/1/06	97,721,396

	Total U.S. Government Agencies	2,816,456,906

U.S. Government Obligation (c) — 0.2%
75,000,000	U.S. Treasury Bills, 4.951% due 11/30/06	73,168,625

	Total U.S. Government & Agency Obligations	2,889,625,531

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

	TOTAL INVESTMENTS — 100.1% (Cost — $27,995,555,247#)	27,995,555,247
	Liabilities in Excess of Other Assets — (0.1)%	(25,837,621)

	TOTAL NET ASSETS — 100.0%	$27,969,717,626

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006. Maturity date shown is the next reset date on maturity.
(c)	Rate shown represents yield to maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Liquid Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended (“1940 Act”), a management investment company organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2006, all investors in the Portfolio were funds advised by the Manager and or its affiliates.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	July 28, 2006